Financial risk - Non-derivative financial assets and liabilities (Details) - USD LIBOR - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans
Disclosure of financial assets [line items]
Non-derivative financial assets	$ 1,091,080	$ 1,280,743	$ 2,293,004
Borrowings and debt
Disclosure of financial assets [line items]
Non-derivative financial liabilities	12,500	62,500	392,500
Commitments and contingencies
Disclosure of financial assets [line items]
Non-derivative financial liabilities	$ 13,333	$ 13,333	$ 13,333